Investment properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Rental and services income	$ 27,219	$ 18,001	$ 54,509
Direct operating expenses	(9,951)	(7,667)	(22,125)
Development expenses	(186)	(187)	298
Net realized gain from fair value adjustment of investment property	13,980	17,745	2,793
Net unrealized (loss) / gain from fair value adjustment of investment property	$ 2,603	$ (21,428)	$ 80,904